Related Party Transactions and Balances - Additional Information - Shuttle Tankers (Details) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2015 tanker	Nov. 30, 2017 vessel	Sep. 30, 2015 vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Affiliated entity | Shuttle tankers
Related Party Transaction [Line Items]
Number of vessels				2
Affiliated entity | FSO Units
Related Party Transaction [Line Items]
Number of vessels				3
Construction of new shuttle tankers
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor (in years)	15 years
Number of vessels	3		1
Construction of new shuttle tankers | Newbuildings
Related Party Transaction [Line Items]
Number of vessels		2	3
Expenses from transactions with related party | $				$ 3.8	$ 2.2